PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Sensitivity Analysis (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2023	Dec. 31, 2022
Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase in actuarial assumptions	1.00%	1.00%
Percentage of decrease in actuarial assumptions	1.00%
Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase in actuarial assumptions	1.00%
Percentage of decrease in actuarial assumptions	1.00%
Post-employment health care benefit cost | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	Rp (1,609)	Rp (1,413)
Amount of decrease in actuarial assumptions	1,939	1,703
Post-employment health care benefit cost | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	1,845	1,629
Amount of decrease in actuarial assumptions	(1,565)	(1,380)
Other post-employment benefit cost | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(11)	(12)
Amount of decrease in actuarial assumptions	12	13
Other post-employment benefit cost | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	3
Amount of decrease in actuarial assumptions	(3)
Post-employment benefits UUCK (Telkom) | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(10)	(8)
Amount of decrease in actuarial assumptions	12	10
Post-employment benefits UUCK (Telkom) | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	33	27
Amount of decrease in actuarial assumptions	(28)	(24)
Periodic pension benefit cost | Telkomsel | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(529)	(430)
Amount of decrease in actuarial assumptions	602	491
Periodic pension benefit cost | Telkomsel | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	651	536
Amount of decrease in actuarial assumptions	(582)	(477)
Defined pension benefit obligation | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(2,030)	(1,948)
Amount of decrease in actuarial assumptions	2,387	2,291
Defined pension benefit obligation | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	235	268
Amount of decrease in actuarial assumptions	(224)	(255)
Unfunded Pension | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(10)	(24)
Amount of decrease in actuarial assumptions	12	27
Unfunded Pension | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	13	29
Amount of decrease in actuarial assumptions	Rp (12)	Rp (27)